ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Compensation and related benefits	$ 11,855	$ 6,953
Commercial and marketing related costs	1,821	1,492
Professional services	1,710	335
Research and development costs	781	355
Other	1,779	433
Total	$ 17,946	$ 9,568